Income Taxes (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Allowance for loan losses	$ 2,279	$ 3,756
Impairment of other real estate owned	672	1,192
Goodwill	409	1,088
Available-for-sale securities	664	1,187
Nonaccrual loan interest	167	469
Core deposit intangible	160	422
Pension	828	1,415
Deferred taxes on pension	841	1,143
Deferred compensation	87	148
Other	257	402
Total deferred tax assets	6,364	11,222
Deferred tax liabilities:
Premises and equipment	333	765
Mortgage servicing rights	570	968
Accelerated prepaids	356	0
Other	34	56
Total deferred tax liabilities	1,293	1,789
Net deferred tax assets	$ 5,071	$ 9,433